UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment           [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Libra Fund, LP
Address:    777 Third Avenue 27th Floor
            New York, NY  10017

13F File Number:  028-10573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Douglas Renfield-Miller
Title:      Chief Compliance Officer
Phone:      212-350-4283

Signature, Place, and Date of Signing:


 /s/Douglas Renfield-Miller                New York, NY          July 27, 2012
------------------------------          ----------------- --------------------
      Signature                           City and State             Date

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Report Type (Check only one.):

[_]   13F HOLDINGS REPORT.

[X]   13F NOTICE.

[_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-10048                     Libra Advisors, LLC